Provisions and other liabilities	12 Months Ended
Dec. 31, 2022
Provisions and other liabilities [abstract]
Provisions and other liabilities
23 Provisions and other liabilities
Accounting policies
Asset retirement obligations (ARO)
Provisions for asset retirement obligations (ARO) are recognised when Equinor has an obligation

(legal or constructive) to dismantle
and remove a facility or an item of property, plant and equipment and to restore the site on which it is located, and when a reliable estimate of that liability can be made. Normally an obligation arises for a new facility, such as an oil and natural gas production or transportation facility, upon construction or installation. An obligation may also arise during the period of operation of a facility through a change in legislation or through a decision to terminate operations or be based on commitments associated with Equinor's ongoing
use of pipeline transport systems where removal obligations rest with the volume shippers.
The amount recognised is the present value of the estimated future expenditures determined in accordance with local conditions and
requirements. The cost is estimated based on current regulations and technology, considering relevant risks and uncertainties. The discount rate used in the calculation of the ARO is a market-based risk-free rate based on the applicable currency and time horizon of
the underlying cash flows. The provisions are classified under Provisions in the Consolidated balance sheet.
When a provision for ARO is recognised, a corresponding amount is recognised to increase the related property, plant and equipment
and is subsequently depreciated as part of the property, plant and equipment. Any change in the present value of the estimated expenditure is reflected as an adjustment to the provision and the corresponding property, plant and equipment. When a decrease in the ARO related to a producing asset exceeds the carrying amount of the asset, the excess is recognised as a reduction of
Depreciation, amortisation and net impairment losses in the Consolidated statement of income.

When an asset has reached the end
of its useful life, all subsequent changes to the ARO are recognised as they occur in Operating expenses in the Consolidated
statement of income.
Removal provisions associated with Equinor's role as shipper of volumes through third party transport systems are expensed as
incurred.
Estimation uncertainty regarding asset retirement obligations
Establishing the appropriate estimates for such obligations are based on historical knowledge combined with knowledge of ongoing
technological developments, expectations about future regulatory and technological development and involve the application of
judgement and an inherent risk of significant adjustments. The costs of decommissioning and removal activities require revisions due
to changes in current regulations and technology while considering relevant risks and uncertainties.

Most of the removal activities are
many years into the future, and the removal technology and costs are constantly changing. The speed of the transition to renewable
energy sources may also influence the production period, hence the timing of the removal activities.

The estimates include
assumptions of norms, rates and time required which can vary considerably depending on the assumed removal complexity.
Moreover, changes in the discount rate and foreign currency exchange rates may impact the estimates significantly. As a result, the initial recognition of ARO and subsequent adjustments involve the application of significant judgement.
(in USD million)
Asset retirement
obligations
Other

provisions and
liabilities,
including
claims and
litigations Total
Non-current portion at 31 December 2021
17,279 2,620 19,899
Current portion at 31 December 2021 reported

as Trade, other payables and
provisions 138 1,566 1,704
Provisions and other liabilities at 31 December 2021
17,417 4,186 21,603
New or increased provisions and other liabilities
998 497 1,495
Change in estimates
(255) 1,283 1,028
Amounts charged against provisions and other liabilities
(204) (1,830) (2,034)
Effects of change in the discount rate
(4,920) (212) (5,132)
Reduction due to divestments
(361) (181) (542)
Accretion expenses
387 62 449
Reclassification and transfer
(46) 841 795
Foreign currency translation effects
(1,282) (88) (1,370)
Provisions and other liabilities at 31 December 2022
11,734 4,558 16,292
Non-current portion at 31 December 2022
11,569 4,064 15,633
Current portion at 31 December 2022 reported

as Trade, other payables and
provisions 165 494 659
Equinor's estimated asset retirement obligations (ARO) have decreased by USD 5,683 million to USD
11,734

million at 31 December
2022 compared to year-end 2021, mainly due to increased discount rates and strengthening of USD versus NOK. Changes in ARO
are reflected within Property, plant and equipment and Provisions and other liabilities in the Consolidated balance sheet.
In certain production sharing agreements (PSA), Equinor’s estimated share of asset retirement obligation (ARO) is paid into an escrow
account over the producing life of the field. These payments are considered down-payments of the liabilities and included in the line
item Amounts charged against provisions and other liabilities.
Claims and litigations mainly relate to expected payments for unresolved claims. The timing and amounts of potential settlements in
respect of these claims are uncertain and dependent on various factors that are outside management's control.

For further information
on provisions and contingent liabilities, see note 26 Other commitments, contingent liabilities and contingent assets.

The timing of cash outflows of asset retirement obligations depends on the expected cease of production at the various facilities.
Line item Change in estimates includes USD 791

million related to SDFI liability. See note 27 Related parties for further details.
Line item Amounts charged against provisions and other liabilities includes settlement of USD 1,050 million related to Brazilian
Offshore licence BM-S-8.
Sensitivities with regards to discount rate on the total ARO portfolio
The discount rate sensitivity has been calculated by assuming a reasonably possible change of 1.2 percentage points.
An increase in the discount rate of 1.2

percentage points would reduce the ARO liability by USD
1,705

million. A corresponding
reduction would increase the liability by USD 2,190

million. See note 3 Consequences of initiatives to limit climate changes for sensitivity with regards to change in the removal year.
Expected timing of cash outflows
(in USD million)
Asset retirement
obligations
Other

provisions and
liabilities, including
claims and litigations Total
2023 - 2027 1,201 3,664 4,865
2028 - 2032 1,239 198 1,437
2033 - 2037 4,058 158 4,216
2038 - 2042 3,429 24 3,453
Thereafter 1,807 514 2,321
At 31 December 2022 11,734 4,558 16,292